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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9537

Colonial California Insured Municipal Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Colonial California Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 155.0%
EDUCATION – 14.2%
Education – 14.2%
CA Community College Financing Authority
	West Valley Mission Community College, Series 1997,
	Insured: MBIA
	5.625% 05/01/22	2,000,000	2,089,180
CA Educational Facilities Authority
	Pepperdine University, Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/35	1,000,000	1,054,430
	Pooled College & University Projects, Series 2000 B,
	6.625% 06/01/20	250,000	272,070
CA University Enterprises, Inc.
	Auxiliary Organization, Series 2005 A,
	Insured: FGIC
	4.375% 10/01/30	1,000,000	983,090
CA University
	Series 2005 C,
	Insured: MBIA
	5.000% 11/01/29	1,500,000	1,589,610
Education Total			5,988,380
EDUCATION TOTAL			5,988,380
HEALTH CARE – 2.3%
Hospitals – 2.3%
CA Statewide Communities Development Authority
	Catholic Healthcare West, Series 1999,
	6.500% 07/01/20	145,000	160,345
	Daughters of Charity Health, Series 2005 A,
	5.250% 07/01/30	500,000	519,035
CA Whittier
	Presbyterian Intercommunity Hospital, Series 2002,
	5.750% 06/01/31	250,000	266,080
Hospitals Total			945,460
HEALTH CARE TOTAL			945,460

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 5.2%
Assisted Living/Senior – 5.0%
CA ABAG Finance Authority for Nonprofit Corps.
	Odd Fellows Home, Series 1999,
	Insured: MBIA
	6.000% 08/15/24	2,000,000	2,091,180
Assisted Living/Senior Total			2,091,180
Single-Family – 0.2%
CA Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Guarantor: GNMA
	6.350% 12/01/29	65,000	65,364
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	40,000	40,198
Single-Family Total			105,562
HOUSING TOTAL			2,196,742
OTHER – 11.2%
Refunded/Escrowed (a) – 8.7%
CA Oakland
	Harrison Foundation, Series 1999 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	6.000% 01/01/29	1,000,000	1,096,620
CA Orange County Community Facilities District
	Ladera Ranch,
	Pre-refunded 08/15/09, Series 1999 A,
	6.700% 08/15/29	200,000	224,452
CA Public Works Board
	Department of Health Services,
	Pre-refunded 11/01/09, Series 1999 A,
	Insured: MBIA
	5.750% 11/01/24(b)	1,500,000	1,637,955
CA Statewide Communities Development Authority
	Catholic West, Series 1999,
	Pre-refunded 07/01/10
	6.500% 07/01/20	355,000	401,200

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (a) – (continued)
	Eskaton Village - Grass Valley, Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	250,000	299,170
Refunded/Escrowed Total			3,659,397
Tobacco – 2.5%
CA Golden State Tobacco
	Securitization Enhanced Asset Backed, Series 2005 A,
	Insured: FGIC
	5.000% 06/01/35	1,000,000	1,045,930
Tobacco Total			1,045,930
OTHER TOTAL			4,705,327
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC
	5.125% 08/01/22	500,000	521,215
Disposal Total			521,215
RESOURCE RECOVERY TOTAL			521,215
TAX-BACKED – 72.3%
Local Appropriated – 15.6%
CA Los Angeles County Schools
	Series 1999 A:
	Insured: AMBAC
	(c) 08/01/18	2,020,000	1,167,136
	(c) 08/01/23	2,220,000	999,244
CA Pacifica
	Series 1999,
	Insured: AMBAC
	5.875% 11/01/29	1,500,000	1,643,805
CA San Bernardino County
	Medical Center Financing Project, Series 1994,
	Insured: MBIA
	5.500% 08/01/17	2,500,000	2,768,100
Local Appropriated Total			6,578,285
Local General Obligations – 29.7%
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA
	5.500% 08/01/25	1,000,000	1,180,270
CA Golden West Schools Financing Authority
	Placentia Yorba Linda Unified, Series 2006,
	Insured: AMBAC
	5.500% 08/01/23	1,000,000	1,170,340

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Newhall School District
	Series 2004,
	Insured: FGIC
	5.000% 05/01/20	500,000	553,670
CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA
	6.550% 08/01/29	1,000,000	1,307,570
CA Rescue Unified School District
	Election 1998, Capital Appreciation, Series 2005,
	Insured: MBIA
	(c) 09/01/26	1,125,000	445,343
CA San Diego Unified School District
	Election of 1998, Series 2000 B,
	Insured: MBIA
	6.000% 07/01/19	1,000,000	1,204,010
CA Santa Clara Community College District
	Election 2001, Series 2005,
	Insured: FSA
	5.000% 08/01/28	1,000,000	1,059,310
CA Sonoma County Junior College District
	Series 2005 B,
	Insured: FSA
	5.000% 08/01/27	1,000,000	1,062,510
CA Temecula Valley Unified School District
	Series 2004,
	Insured: FSA
	5.000% 08/01/20	500,000	554,385
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(c) 09/01/18	1,630,000	957,706
CA Vallejo City Unified School District
	Series 2002 A:
	Insured: MBIA
	5.900% 02/01/21	500,000	604,085
	5.900% 08/01/25	500,000	606,455
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.700% 02/01/23	500,000	596,930
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.800% 02/01/21	500,000	598,520

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(c) 09/01/18	1,000,000	584,110
Local General Obligations Total			12,485,214
Special Non-Property Tax – 7.1%
CA San Francisco City & County Hotel Tax Agency
	Series 1994,
	Insured: FSA
	6.750% 07/01/25	1,000,000	1,008,440
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y:
	5.500% 07/01/36	500,000	548,540
	Insured: FSA
	5.500% 07/01/36	1,000,000	1,128,680
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	250,000	291,420
Special Non-Property Tax Total			2,977,080
Special Property Tax – 12.0%
CA Fontana Public Finance Authority
	Tax Allocation Revenue,
	North Fontana Redevelopment, Series 2005 A,
	Insured: AMBAC
	5.000% 10/01/29	1,000,000	1,052,100
CA Huntington Beach Community Facilities District
	Grand Coast Resort, Series 2001-1,
	6.450% 09/01/31	100,000	104,459
CA Huntington Park Public Financing Authority Revenue
	Series 2004,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,109,810
CA Lancaster Financing Authority
	Redevelopment Project No. 5 & 6, Series 2003,
	Insured: MBIA
	5.250% 02/01/20	1,075,000	1,203,925
CA Long Beach Bond Finance Authority
	Tax Allocation Revenue, Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	750,000	890,917

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Oceanside Community Development Commission
	Downtown Redevelopment Project, Series 2003,
	5.700% 09/01/25	500,000	518,205
CA Orange County Community Facilities District
	Ladera Ranch, Series 2004 A,
	5.625% 08/15/34	150,000	155,393
Special Property Tax Total			5,034,809
State Appropriated – 1.3%
CA Public Works Board
	Department of Mental Health, Coalinga State Hospital, Series 2004 A,
	5.500% 06/01/19	500,000	555,990
State Appropriated Total			555,990
State General Obligations – 6.6%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/17	1,000,000	1,184,150
	Series 2003,
	5.250% 02/01/20	500,000	557,150
	Series 2004,
	5.000% 02/01/22	1,000,000	1,053,420
State General Obligations Total			2,794,720
TAX-BACKED TOTAL			30,426,098
TRANSPORTATION – 8.7%
Airports – 3.9%
CA Port of Oakland
	Series 2002 K, AMT,
	Insured: FGIC
	5.750% 11/01/29	1,000,000	1,068,200
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	500,000	550,990
Airports Total			1,619,190
Ports – 3.1%
CA San Diego Unified Port District Revenue
	Series 2004 B,
	Insured: MBIA
	5.000% 09/01/29	1,250,000	1,309,075
Ports Total			1,309,075

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 1.7%
CA San Francisco Bay Area Rapid Transit District
	Series 2005 A,
	Insured: MBIA
	5.000% 07/01/30	685,000	724,230
Transportation Total			724,230
TRANSPORTATION TOTAL			3,652,495
UTILITIES – 39.9%
Independent Power Producers – 0.7%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project, Series 2000, AMT,
	6.625% 06/01/26	250,000	271,867
Independent Power Producers Total			271,867
Investor Owned – 7.7%
CA Pollution Control Financing Authority
	Pacific Gas & Electric Co., Series 1996 A, AMT,
	Insured MBIA
	5.350% 12/01/16	1,000,000	1,071,230
	San Diego Gas & Electric Co., Series 1991 A, AMT,
	6.800% 06/01/15	500,000	589,030
	Southern California Edison Co., Series 1999 B,
	Insured: MBIA
	5.450% 09/01/29	1,500,000	1,592,700
Investor Owned Total			3,252,960
Municipal Electric – 3.9%
CA Department of Water Resources
	Power Supply Revenue Bonds, Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	500,000	554,405
CA Los Angeles Department of Water & Power Waterworks
	Series 2004 C,
	Insured: MBIA
	5.000% 07/01/22	1,000,000	1,064,440
Municipal Electric Total			1,618,845
Water & Sewer – 27.6%
CA Culver City
	Series 1999 A,
	Insured: FGIC
	5.700% 09/01/29	1,500,000	1,627,440

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Department of Water Resources Water Revenue
	Central Valley Project, Series 2005 AD,
	Insured: FSA
	5.000% 12/01/25	1,000,000	1,064,730
CA El Dorado Irrigation District
	Series 2004 A,
	Insured: FGIC
	5.000% 03/01/21	1,000,000	1,061,610
CA Elsinore Valley Municipal Water District
	Series 2002,
	Insured: FGIC
	5.375% 07/01/18	1,160,000	1,312,888
CA Los Angeles Department Water & Power Waterworks Systems
	Sub-series 2006 A-2,
	Insured: AMBAC
	5.000% 07/01/27	1,000,000	1,066,500
CA Metropolitan Water District Waterworks Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 07/01/30	1,000,000	1,057,270
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,330,580
CA Pomona Public Financing Authority
	Series 1999 AC,
	Insured: FGIC
	5.500% 05/01/29	1,000,000	1,062,300
CA Westlands Water District Revenue
	Certificates of Participation, Series 2005 A,
	Insured: MBIA
	5.000% 09/01/30	1,000,000	1,048,770
Water & Sewer Total			11,632,088
UTILITIES TOTAL			16,775,760
	Total Municipal Bonds (cost of $60,718,221)		65,211,477
Short-Term Obligations – 1.9%
VARIABLE RATE DEMAND NOTES (d) – 1.9%
CA Department of Water Resources
	Power Supply Revenue, Series 2002 B-3,
	2.940% 05/01/22	100,000	100,000
CA Economic Recovery
	Series 2004 C-6,
	LOC: Citibank N.A.
	2.900% 07/01/23	200,000	200,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
CA Irvine Improvement Bond Act 1915
	Assessment District No. 97-17, Series 1998,
	2.900% 09/02/23	300,000	300,000
CA Irvine Ranch Water District
	Capital Improvement Project, Series 1986,
	2.900% 08/01/16	100,000	100,000

	Dates Consolidated Bonds Refunding, Series 1991 B,
	LOC: Landesbank Hessen-Thuringen Girozentrale
	2.910% 08/01/16	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			800,000
	Total Short-Term Obligations (cost of $800,000)		800,000
	Total Investments – 156.9% (cost of $61,574,556)(e)(f)		66,011,477
	Other Assets & Liabilities, Net – (56.9)%		(23,939,855)
	Net Assets – 100.0%		42,071,622

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	A portion of this security with a market value of $371,270 is pledged as collateral for open futures contracts.

(c)	Zero coupon bond.

(d)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of February 28, 2006.

(e)	Cost for federal income tax purposes is $61,518,221.

(f)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,536,269	$(43,013)	$4,493,256

At February 28, 2006, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	41	$4,428,000	$4,447,634	Mar-2006	$19,634

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial California Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006